ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2010
Accumulated other comprehensive loss
Beginning balance	$ 2,947,179	$ 2,272,321	$ 2,272,321
Current period other comprehensive loss	0	0	674,858
Ending balance	2,947,179		2,947,179
Definted benefit pension plan
Beginning balance	2,947,179	2,272,321	2,272,321
Current period other comprehensive loss	0		674,858	369,444
Ending balance	$ 2,947,179		$ 2,947,179